Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (3,864,310)	$ (442,071)	$ (2,834,751)
Denominator:
Basic and Diluted	22,354,793	22,354,793	22,354,793
Earning per share:
Basic and Diluted	$ (0.17)	$ (0.02)	$ (0.13)